Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables

12.	Trade and other receivables

	2021	2020
	£	£
Other receivables	-	5,822
VAT owed to the Group	70,650	53,796
Prepaid clinical trial costs	336,770	-
Other prepayments	474,533	230,718
	881,953	290,336

The fair value of trade and other receivables are not materially different to the book value.